Preferred Stock	12 Months Ended
Dec. 31, 2019
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock	PREFERRED STOCK
On December 20, 2019, Washington Gas redeemed all outstanding shares of its preferred stock for the respective call price per share for a total amount of $28.7 million, plus all accrued and unpaid dividends. A loss of $0.6 million was recorded in "Loss on preferred stock extinguishment" on Washington Gas' statements of operations. The following table lists Washington Gas' three series of preferred stock including the call price at which they were redeemed. The redemption was funded primarily through borrowings in the commercial paper program. Following the redemption, Washington Gas no longer pays quarterly preferred stock dividends. Since Washington Gas’ preferred shares had voting rights, as a result of this redemption, Washington Gas became an indirect wholly-owned subsidiary of AltaGas.

Preferred Stock
		Liquidation Preference
Preferred		Per Share		Call Price
Series	Shares	Involuntary	Voluntary	Per Share
$4.80	150,000	$100	$101	$101
$4.25	70,600	$100	$105	$105
$5.00	60,000	$100	$102	$102